Trade and other receivables - Additional information (Details) € in Thousands	Sep. 30, 2022 EUR (€)
Trade and Other receivables.
Increase in trade receivables	€ 500
Unbilled receivables included in trade receivables	0
Decrease in R&D incentive receivable (Australia)	€ 700